Document and Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Aug. 25, 2011
Entity Registrant Name	USChina Taiwan Inc
Entity Central Index Key	0001487252
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float(value)		$ 245,000
Entity Common Stock, Shares Outstanding		1,230,000
Amendment Description	Added XBRL
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011
Assets
Cash	$ 7,207	$ 7,215
Total Current Asset	7,207	7,215
Total Assets	7,207	7,215
Current Liabilities:
fee-of-interests loan from officer	5,985	5,985
Total Liabilities	5,985	5,985
Common shares w/ par value $ 0.001&1300000 & 1225000 o/s respectively&Paid-in capital	31,215	31,210
Deficit accumulated in development stage	29,994	29,981
Total Shareholders' Equity	1,221	1,229
Total Liabilities and Shareholders' Equity	$ 7,206	$ 7,214

Balance Sheets (Parenthetical) (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011
Common Staock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	60,000,000	60,000,000
Common Stock, shares issued	1,230,000	1,225,000
Common Stock, shares outstanding	1,230,000	1,225,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Expenses
General and administrative expenses	$ 17	$ 12	$ 30,014
Income (loss) from Operation	17	12	30,014
Interests income (expenses)	4	2	20
Net income (loss)	$ 13	$ 10	$ 29,994
Net earning per share
Basic and diluted			$ 0.02
Weighted Average Number of Common Shares
Basic and diluted	1,230,000	1,225,000	1,225,800

Shareholders Equity (Unaudited) (USD $)	Common Stock	Paid-In Capital USD ( $)	Accumulated Deficit USD ( $)	Total USD ( $)
Beginning Balance, Shares at Mar. 31, 2011	1,225,000	31,210	29,981	1,229
Issuance of Common Stock, Shares	5,000
Issuance of Common Stock, Amount		$ 5
Net income (loss)			13	13
Ending Balance, Amount at Jun. 30, 2011		$ 31,215	$ 29,994	$ 1,221
Ending Balance, Shares at Jun. 30, 2011	1,230,000

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flow from operating activities
Net Income (Loss)	$ 13	$ 10	$ 29,994
Net cash provided by operating activities	13	10	29,994
Cash flows from investing activities		0	0
Cash flows from financing activities
Proceeds from loan payable		0	0
Proceeds from sale of common stock	5		31,215
Net cash provided by financing activities	5	5,985	0
Increase (decrease) in cash
Cash, beginning at the period	7,215	1,225
Cash, end at the period	$ 7,207	$ 7,200	$ 7,207

Statements of Cash Flows (Parenthetical) (Unaudited) (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash paid for interest	$ 0	$ 0	$ 0

NOTES 1 - ORGANIZATIONS AND DESCRIPTION	3 Months Ended
Jun. 30, 2011
NOTES 1 - ORGANIZATIONS AND DESCRIPTION

1. ORGANIZATIONS AND DESCRIPTION OF BUSINESS

USChina Taiwan Inc was incorporated in Nevada on December 18, 2009, under the laws of the State of Nevada, for the purpose of providing management consulting services to the small or median sized private companies in the Taiwan that want to look for business partners, or agencies, or financing resources, or to become public through IPO or reverse merger in the United States, or Canada.

The Company was a subsidiary of USChina Channel Inc., and spun off on March 15, 2010.

The Company is in the development stage with minimal operations.

NOTES 2-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Jun. 30, 2011
NOTES 2-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. ORGANIZATIONS AND DESCRIPTION OF BUSINESS

USChina Taiwan Inc was incorporated in Nevada on December 18, 2009, under the laws of the State of Nevada, for the purpose of providing management consulting services to the small or median sized private companies in the Taiwan that want to look for business partners, or agencies, or financing resources, or to become public through IPO or reverse merger in the United States, or Canada.

The Company was a subsidiary of USChina Channel Inc., and spun off on March 15, 2010.

The Company is in the development stage with minimal operations.

NOTES 3 - GOING CONCERN	3 Months Ended
Jun. 30, 2011
NOTES 3 - GOING CONCERN

3. GOING CONCERN

The accompanying financial statements are presented on a going concern basis. The Company had minimal operations during the period from December 18, 2009 (date of inception) to June 30, 2011 and generated no revenues with operation loss of  $29,994, or  $(0.02) per share, and the Company's current asset of  $1,221 is not sufficient to cover the operating expenses for the next twelve months. This condition raises substantial doubt about the Company's ability to continue as a going concern. Continuation of the Company as a going concern is dependent upon obtaining additional working capital. Management believes that the Company will be able to operate for the coming year by obtaining additional financial responsibilities from Mr. Ching-Sang Hong, the President and CFO of the company, and from other sources of equity funding.

Notes 4 -WARRANTS AND OPTIONS	3 Months Ended
Jun. 30, 2011
Notes 4 -WARRANTS AND OPTIONS	4. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common stocks.

NOTES 5 - RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2011
NOTES 5 - RELATED PARTY TRANSACTIONS	5. RELATED PARTY TRANSACTIONS None

NOTES 6 - INCOME TAXES	3 Months Ended
Jun. 30, 2011
NOTES 6 - INCOME TAXES

6. INCOME TAXES

                                              As of June 30, 2011

Deferred tax assets:

     Net operating tax carry forwards              $ 29,994

     Other                                             0

     Valuation allowance                           $ (29,994)

Net deferred tax assets                       $    0

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTES 9 - STOCKHOLDERS' EQUITY	3 Months Ended
Jun. 30, 2011
NOTES 9 - STOCKHOLDERS' EQUITY

9. STOCKHOLDERS' EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of June 30, 2011:

Common stock,  $0.001 par value; 60,000,000 shares authorized; 1,230,000 shares issued and outstanding, and the shareholder equities were  $1,221.

NOTES 8 - STOCK TRANSACTIONS	3 Months Ended
Jun. 30, 2011
NOTES 8 - STOCK TRANSACTIONS	8. STOCK TRANSACTIONS None